Recent Financing and Other Capital Transactions (Details Textual) (USD $)	1 Months Ended		3 Months Ended		12 Months Ended		3 Months Ended				1 Months Ended	3 Months Ended
	Feb. 19, 2013	Feb. 28, 2013	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014 Term Loan [Member]	Mar. 31, 2014 Convertible Debt Financing [Member]	Mar. 31, 2014 Convertible Debt Financing And Equity Offering [Member]	Mar. 31, 2014 Other Capital Transactions [Member]	Jan. 31, 2014 January 2014 Convertible Bridge Note [Member] Bridge Loan [Member]	Mar. 31, 2014 March 2014 Equity Offering [Member]	Mar. 31, 2014 March 2014 Convertible Debt Financing [Member]	Mar. 31, 2014 March 2014 Convertible Debt Financing [Member] Warrant [Member]	Mar. 31, 2014 March 2014 Convertible Debt Financing [Member] Deerfield Management Company [Member]
Warrant Issued To Purchase Common Stock								750,000	1,474,615			2,884,615	25,115,385
Embedded Derivative, Fair Value Of Embedded Derivative Liability			$ 2,993,860		$ 1,515,540	$ 780,960		$ 14,000	$ 500,000		$ 600,000	$ 1,100,000	$ 6,000,000	$ 3,000,000
Amortization Of Debt Discount Premium			73,634	(33,952)	323,146	614,450					600,000
Line of Credit Facility, Amount Outstanding															9,000,000
Line of Credit Facility, Interest Rate During Period								5.75%
Debt Instrument, Convertible, Conversion Price					$ 0.46			$ 0.52
Warrant Exercise Price								$ 0.52	$ 0.52			$ 0.52	$ 0.52
Convertible Credit Facility For Second Tranche													26,000,000
Proceeds from Issuance of Private Placement	5,000,000	5,000,000										2,000,000
Shares, Issued												3,846,154
Shares Issued, Price Per Share												$ 0.52
Debt Conversion, Converted Instrument, Amount			2,936,423		523,927	924,904	2,100,000
Proceeds from Convertible Debt					2,250,000						750,000
Payments for Brokerage Fees									880,000
Debt Instrument Periodic Payment Interest And Penalties										3,811,767
Debt Instrument, Periodic Payment, Principal										3,450,000
Debt Instrument, Periodic Payment, Interest										31,717
Debt Instrument Prepayment Penalties										330,050
Debt Conversion, Converted Instrument, Shares Issued			540,000		1,600,219					5,823,989
Payments For Debt Excluded From Conversion										$ 339,288